Significant accounting policies - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Aug. 07, 2023 AUD ($)	Aug. 07, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 01, 2022 USD ($)	Jul. 01, 2021 AUD ($)	Jun. 30, 2020 AUD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax			$ 20,465,180		$ 25,014,055		$ 8,420,000
Net current asset position			3,207,572		2,720,664
Net cash outflows from operating activities			15,156,157		22,762,663
Consolidated cash in hand and at bank			5,241,197		7,361,112		27,587,000				$ 27,587,000	$ 8,764,000
Proceeds from issuing shares			$ 12,972,000		$ 3,726,000		$ 28,109,000
At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Aggregate offering										$ 35,000,000
Proceeds from issuing shares				$ 4,203,221		$ 2,956,036
American Depository Shares [Member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares represented by one depositary receipt										10
Net amount eligible to be offered for issue								$ 27,800,000	$ 32,040,000.00
Major ordinary share transactions [member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from the issuance of common stock	$ 1,540,918	$ 1,019,769
Licensing agreement for paxalisib [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement			15 years	15 years
Licensing agreement for EVT801 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement			12.5 years	12.5 years